Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies
Commitments and contingencies

27.          Commitments and contingencies

Bandwidth purchase commitments

The Group purchase bandwidth in the PRC under non-cancellable contract expiring on different dates. Payments under purchase of bandwidth are expensed on a straight-line basis over the duration of the respective periods.

As of December 31, 2021, future minimum payments under non-cancellable bandwidth contracts consist of the following:

(In thousands)	December 31, 2021
2022	4,410

Capital commitments

As of December 31, 2021, the Group has unconditional purchase obligations for office software and construction in progress that had not been recognized in the amount of USD18,291,000.

(In thousands)	December 31, 2021
2022	17,993
2023 and after	298
18,291

27.          Commitments and contingencies (Continued)

Litigation

The Group is involved in a number of cases pending in various courts. These cases are substantially related to alleged copyright infringement as well as routine and incidental matters to its business, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group had incurred USD1,955,000 and USD997,000 legal and litigation related expenses for the years ended December 31, 2019 and 2021, respectively, while the Group reversed USD1,217,000 legal and litigation related expense for the year ended December 31, 2020.

Up to April 28, 2022, which is the date when the consolidated financial statements were issued, the Group had 17 lawsuits pending against the Group with an aggregate amount of claimed damages of approximately RMB10.9 million (USD1.7 million) which occurred before December 31, 2021 (2020: RMB13.3 million (USD1.9 million)). Of the 17 pending lawsuits, 9 lawsuits were relating to the alleged copyright infringement in the PRC. The Group had accrued for USD973,000 litigation related expenses in “Accrued liabilities and other payables” in the consolidated balance sheet as of December 31, 2021 (2020: USD1,640,000), which is the most probable and reasonably estimable outcome.

The Group estimated the litigation compensation based on judgments handed down by the court, out-of-court settlements of similar cases as well as advices from the Group’s legal counsels. The Group is in the process of appealing certain judgments for which the losses had been accrued. Although the results of unsettled litigation and claims cannot be predicted with certainty, the Group does not expect that the outcome of the 17 lawsuits will result in the amounts accrued materially different from the range of reasonably possible losses. In the opinion of management, there was not at least a reasonable possibility the Company may have incurred a material loss, or a material loss in excess of recorded accrual, with respect to loss contingencies for asserted legal and other claims. However, the outcome of litigation is inherently uncertain. If one or more of these legal matters were resolved against the Company in a reporting period for amounts in excess of management’s expectations, the Company’s consolidated financial statements for that reporting period could be materially adversely affected.

Two putative shareholder class action lawsuits were filed in the United States District Courts for the Southern District of New York against the Company and certain current and former officers and directors of the Company. Purporting to sue on behalf of all investors who purchased or acquired Xunlei stock from October 10, 2017 to January 11, 2018, plaintiffs alleged that certain statements regarding OneCoin, later renamed as LinkToken, in the Company’s press releases and on a quarterly investor call were false and misleading because, among other things, they failed to disclose that OneCoin was a disguised “initial coin offering” and “initial miner offering” and constituted “unlawful financial activity.” Plaintiffs sought to recover under Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934 and Rule 10b-5 thereunder. On April 12, 2018, the court consolidated the actions under the caption In re Xunlei Limited Securities Litigation, No. 18-cv-467 (RJS) and appointed lead plaintiffs who filed a consolidated amended compliant on June 4, 2018. The Company filed a motion to dismiss the amended compliant on August 3, 2018, and the motion of dismiss was granted by United States District Court Southern District of New York on September 11, 2019 and no notice of appeal or motion for extension of time was filed by the plaintiffs within 60 days after entry of the court’s motion, therefore the class action was dismissed in November 2019.